INVESTMENTS, DEBT AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of financial assets
The Company holds the following investments and derivative assets:

	June 30, 2024	December 31, 2023

At fair value
Other investments	33	49
	33	49

At amortized cost
Security deposits and cash collateral	128	103
Bank deposits	2	3
Other investments	470	339
	600	445

Total investments and derivatives	633	494
Non-current	62	61
Current	571	433
Security deposits and cash collateral

Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$56 (2023: US$39) and restricted cash of US$63 (2023: US$57) at our banking operations in Pakistan and our operating company in Ukraine, respectively.
Other Investments

Other investments measured at amortized cost include a US$64 (2023: US$64) loan granted by VIP Kazakhstan Holdings AG to minority shareholder Crowell Investments Limited, US$258 (2023: US$150) sovereign bonds held by our operating company in Ukraine, US$88 (2023:US$84) deferred receivable from sale of Russia and US$31 (2023: US$26) short term lending at our banking operations in Pakistan.

Schedule of financial liabilities
The Company holds the following debt and derivative liabilities:

	June 30, 2024	December 31, 2023

At fair value
Derivatives not designated as hedges	—	1
	—	1
At amortized cost
Borrowing, of which	2,950	3,707
i) Principal amount outstanding	2,774	3,559
ii) Other Borrowings	176	148
Interest accrued	81	84
Discounts and unamortized fees	(12)	(6)
Bank loans and bonds	3,019	3,785

Lease liabilities	1,000	977
Other financial liabilities	320	394
	4,339	5,156

Total debt and derivatives	4,339	5,157
Non-current	2,987	3,467
Current	1,352	1,690
Other borrowings include long-term capex accounts payables of US$113 (2023: US$88), deferred consideration of US$72 (2023: US$72) related to the sale of Russian operations (refer to Note 14 for further details), and its related foreign currency exchange gain of US$9 (2023: US$12).